UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606

Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain                Chicago, IL                        02/14/12
---------------------                -----------                        --------
     [Signature]                    [City, State]                        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
         [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/2011


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   75

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,971,057
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                                   00724f101    45351  1604217 SH       Sole                                    1604217
Advance Auto Parts                              00751y106    33060   474800 SH       Sole                                     474800
Amazon                                          023135106    40839   235930 SH       Sole                                     235930
American Tower                                  029912201    44954   749110 SH       Sole                                     749110
Apple                                           037833100    85014   209911 SH       Sole                                     209911
Automatic Data Processing                       053015103    16326   302270 SH       Sole                                     302270
Berkshire Hathaway Class B                      084670702    41688   546365 SH       Sole                                     546365
BioMarin                                        09061g101     4646   135150 SH       Sole                                     135150
BlackRock                                       09247x101    21547   120890 SH       Sole                                     120890
Boston Beer Company                             100557107     1802    16600 SH       Sole                                      16600
Cameron Intl                                    13342b105     2811    57150 SH       Sole                                      57150
Cerner                                          156782104     1880    30700 SH       Sole                                      30700
Children's Place                                168905107     4922    92650 SH       Sole                                      92650
Cisco Systems                                   17275r102    61249  3387655 SH       Sole                                    3387655
Citrix Systems                                  177376100    80176  1320420 SH       Sole                                    1320420
Costco                                          22160k105    27406   328925 SH       Sole                                     328925
Covidien                                        G2554F113    63323  1406870 SH       Sole                                    1406870
DENTSPLY Intl                                   249030107     1846    52750 SH       Sole                                      52750
Disney                                          254687106    15914   424367 SH       Sole                                     424367
Donaldson                                       257651109     4561    67000 SH       Sole                                      67000
Expeditors International                        302130109    18263   445880 SH       Sole                                     445880
Exxon Mobil                                     30231G102    73656   869000 SH       Sole                                     869000
Fiserv, Inc.                                    337738108     4717    80300 SH       Sole                                      80300
Global Payments                                 37940X102     2457    51850 SH       Sole                                      51850
Google                                          38259p508    55715    86260 SH       Sole                                      86260
Greenhill & Co.                                 395259104    17538   482205 SH       Sole                                     482205
H.J. Heinz                                      423074103    22597   418155 SH       Sole                                     418155
Halliburton Company                             406216101    38944  1128480 SH       Sole                                    1128480
Hansen Natural                                  411310105    30491   330915 SH       Sole                                     330915
Healthcare Services Group                       421906108     2919   165000 SH       Sole                                     165000
Honeywell International                         438516106    39402   724975 SH       Sole                                     724975
Hospira                                         441060100    45258  1490215 SH       Sole                                    1490215
IHS                                             451734107    40131   465775 SH       Sole                                     465775
Intel                                           458140100    19221   792616 SH       Sole                                     792616
Intl Business Machines                          459200101    53646   291745 SH       Sole                                     291745
Iron Mountain                                   462846106     3060    99350 SH       Sole                                      99350
Jacobs Engineering Group                        469814107     2358    58100 SH       Sole                                      58100
Laboratory Corporation of Amer                  50540R409    50938   592505 SH       Sole                                     592505
Linear Technology                               535678106     1664    55400 SH       Sole                                      55400
McCormick & Co.                                 579780206     2092    41500 SH       Sole                                      41500
Mead Johnson                                    582839106    30854   448920 SH       Sole                                     448920
MICROS Systems                                  594901100    30410   652845 SH       Sole                                     652845
Microsoft                                       594918104    24416   940519 SH       Sole                                     940519
MSC Industrial Direct                           553530106    21391   298970 SH       Sole                                     298970
NeuStar                                         64126x201     2937    85950 SH       Sole                                      85950
NIKE                                            654106103    52923   549165 SH       Sole                                     549165
Noble Corporation                               H5833N103    15800   522835 SH       Sole                                     522835
Occidental Petroleum                            674599105    56556   603585 SH       Sole                                     603585
Paychex                                         704326107     1196    39725 SH       Sole                                      39725
PepsiCo                                         713448108    30863   465161 SH       Sole                                     465161
Polypore                                        73179v103     2683    61000 SH       Sole                                      61000
Portfolio Recovery Associates                   73640q105     2674    39600 SH       Sole                                      39600
Praxair                                         74005p104    41815   391156 SH       Sole                                     391156
Procter & Gamble                                742718109    16733   250828 SH       Sole                                     250828
QEP Resources Inc.                              74733v100    23433   799750 SH       Sole                                     799750
QUALCOMM                                        747525103    76120  1391594 SH       Sole                                    1391594
Questar Corporation                             748356102     2381   119900 SH       Sole                                     119900
Range Resources                                 75281A109    86151  1390875 SH       Sole                                    1390875
Roper Industries                                776696106    34281   394625 SH       Sole                                     394625
Ross Stores                                     778296103     1414    29750 SH       Sole                                      29750
Sigma-Aldrich                                   826552101     1821    29150 SH       Sole                                      29150
Southwestern Energy                             845467109    38248  1197505 SH       Sole                                    1197505
Symantec Corporation                            871503108     1529    97700 SH       Sole                                      97700
TD Ameritrade                                   87236y108    23898  1527000 SH       Sole                                    1527000
Tiffany & Co.                                   886547108     5364    80950 SH       Sole                                      80950
Tim Hortons ADR                                 88706m103     4213    87000 SH       Sole                                      87000
Tupperware Brands                               899896104     5421    96850 SH       Sole                                      96850
Under Armour                                    904311107     3012    41950 SH       Sole                                      41950
United Technologies                             913017109    22165   303256 SH       Sole                                     303256
UPS                                             911312106    22456   306815 SH       Sole                                     306815
Visa                                            92826c839    46456   457563 SH       Sole                                     457563
WABCO                                           92927k102     4449   102500 SH       Sole                                     102500
Waters Corporation                              941848103    48731   658085 SH       Sole                                     658085
Yum! Brands                                     988498101    62034  1051245 SH       Sole                                    1051245
Zebra Technologies                              989207105     1848    51650 SH       Sole                                      51650